Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110
December 19, 2008
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust (filing relates to Legg Mason Partners Variable Money Market Portfolio) (File Nos. 33-40603 and 811-6310)
Ladies and Gentlemen:
     On behalf of Legg Mason Partners Variable Income Trust, a Maryland business trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 47 to the registration statement for the Registrant (the “Amendment”) relating solely to its series Legg Mason Partners Variable Money Market Portfolio (the “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).
     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of updating the Fund’s disclosure in connection with the fund’s annual update and reflects as well a new form of prospectus that is being adopted by the fund complex. The Amendment is to be effective on February 28, 2009.
     Please call the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari Wilson

Mari Wilson